PSF PGIM Jennison Value Portfolio Annual Fund Operating Expenses - PSF PGIM Jennison Value Portfolio	Dec. 31, 2025
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.43%
Class II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.83%
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.68%